Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Schedule of Ownership Percentages and Carrying Value of Investments Accounted for Using the Equity Method
The Group’s ownership percentages and the carrying value of investments accounted for using the equity method were as follows:

(€ thousands, except percentages)	Filati Biagioli Modesto S.p.A.	Norda Run Inc.	Luigi Fedeli e Figlio S.r.l.	Tom Ford International LLC	Tizeta S.r.l.	Total investments accounted for using the equity method
Group’s percentage interest at December 31, 2024	45%	25%	15%	100%	100%
Group’s percentage interest at December 31, 2023	40%	25%	15%	100%	100%

At January 1, 2023	1,515	—	—	16,425	4,708	22,648
Additions	6,700	6,580	4,656	1,845	—	19,781
Disposal	(13)	—	—	—	—	(13)
Net (loss)/income	(712)	(2)	(2)	(2,587)	350	(2,953)
Translation differences	—	43	—	764	—	807
Business combinations	—	—	—	(16,447)	(5,058)	(21,505)
At December 31, 2023	7,490	6,621	4,654	—	—	18,765
Net (loss)/income	900	174	(13)	—	—	1,061
Translation differences	—	(136)	—	—	—	(136)
At December 31, 2024	8,390	6,659	4,641	—	—	19,690

Schedule of Financial Information of Associates And Joint Ventures
Certain financial information of companies accounted for using the equity method is provided below at and for the period from the acquisition date to December 31, 2024 or for the year ended December 31, 2024, as required by IFRS 12—Disclosure of Interest in Other Entities (“IFRS 12”).

(€ thousands)	Norda Run Inc.	Filati Biagioli Modesto S.p.A.	Luigi Fedeli e Figlio S.r.l.
Total assets	6,024	68,646	31,048
Total liabilities	1,707	49,994	21,644
Total equity	4,317	18,652	9,404
Net revenues	10,407	44,108	27,846
Net income/(loss)	718	(428)	773